Short-term and long-term loans (Tables)	12 Months Ended
Sep. 30, 2023
Short-term and long-term loans
Schedule of Short-term and long-term loans
	September 30,	September 30,
	2023	2022

Short-term loans
Industrial and Commercial Bank of China	$1,713,267	$1,757,223
Bank of Beijing	1,165,022	702,888
China Resources Shenzhen Guotou Trust Co., Ltd	685,307	-
China Zheshang Bank Co., Ltd.	671,601	1,251,142
Pingan Bank Co., Ltd.	411,185	-
Total short-term loans	$4,646,382	$3,711,253
Long-term loans
Long-term loans, current portion
Xiaoshan Rural Commercial Bank	$411,184	-
Kincheng Bank Co., Ltd.	137,061	-
WeBank Co., Ltd.	-	$20,009
Total long-term loans, current portion	$548,245	$20,009
Long-term loans, non-current portion
Xiaoshan Rural Commercial Bank	-	$421,733
Kincheng Bank Co., Ltd.	34,266	-
Total long-term loans, non-current portion	$34,266	$421,733

Total long-term loans	$582,511	$441,742

Total short-term and long-term loans	$5,228,893	$4,152,995
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$616,776	3.75%	1
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	685,307	4.35%	2
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	685,307	4.50%	3
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	479,715	4.00%	3
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	671,601	5.50%	4
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	411,185	6.00%	5
Total secured short-term loans			25,900,000	$3,549,891
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$685,307	3.40%
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	205,592	4.45%	9
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	205,592	4.45%	9
Total unsecured short-term loans			8,000,000	$1,096,491

Total short-term loans			33,900,000	$4,646,382

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,250,000	171,327	18.00%	6
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	411,184	6.16%	7
Total long-term loans			4,250,000	$582,511

Total short-term and long-term loans			38,150,000	$5,228,893
	Loan	Loan	Loan	Loan	Effective
For the fiscal year ended September 30, 2022	commencement	maturity	amount	amount	interest
Secured short-term loans	date	date	in RMB	in USD	rate	Note
Industrial and Commercial Bank of China	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	4
Bank of Beijing	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	3
Total secured short-term loans			23,400,000	$3,289,519

Unsecured short-term loans
Industrial and Commercial Bank of China	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term loans			3,000,000	$421,734

Total short-term loans			26,400,000	$3,711,253

Secured long-term loans
Long-term loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	8
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	7
Total long-term loans			3,142,331	$441,742

Total short-term and long-term loans			29,542,331	$4,152,995